Material Accounting Policies - Schedule of Investment Fund Quotas (Details) - Recurring fair value measurement [member] - Level 3 [member] - Financial assets at fair value through profit or loss, category [member] - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investment Fund Quotas [Line Items]
Balance at beginning	R$ 117,895	R$ 101,929
Acquisition of investment fund quotas		6,000
Fair value increase	4,891	9,966
Balance at ending	89,557	117,895
Repayment of principal	(13,089)
Interest received	(20,140)
FVTPL FIP Outlet [member]
Schedule of Investment Fund Quotas [Line Items]
Balance at beginning	87,955	80,219
Acquisition of investment fund quotas
Fair value increase	948	7,736
Balance at ending	55,674	87,955
Repayment of principal	(13,089)
Interest received	(20,140)
FVTPL BR FIM [member]
Schedule of Investment Fund Quotas [Line Items]
Balance at beginning	29,940	21,710
Acquisition of investment fund quotas		6,000
Fair value increase	3,943	2,230
Balance at ending	33,883	R$ 29,940
Repayment of principal
Interest received